Commitments and Contingencies - Narrative (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Property and equipment, net	$ 295,000	$ 401,000	$ 295,000
Leasehold Improvements, Gross	98,000	37,000	98,000
Accumulated depreciation, leasehold improvements	1,972,000	2,203,000	1,972,000
Optional lease extension period	5 years
Funds drawn on letter of credit		0
Rent expense		576,000	561,000	325,000
Financial Standby Letter of Credit [Member]
Other Commitments [Line Items]
Letter of credit provided as security deposit	121,000		121,000
Collaborative Arrangement [Member] | ZVex Product [Member]
Other Commitments [Line Items]
Potential future milestone payments		1,900,000
Collaborative Arrangement [Member] | Infectious Disease Research Institute [Member] | First GLA Product [Member]
Other Commitments [Line Items]
Potential future milestone payments		2,400,000
Collaborative Arrangement [Member] | Infectious Disease Research Institute [Member] | Subsequent GLA Products [Member]
Other Commitments [Line Items]
Potential future milestone payments		1,300,000
Leasehold improvements [Member]
Other Commitments [Line Items]
Property and equipment, net				448,000
Accumulated depreciation, leasehold improvements	$ 22,000	$ 50,000	$ 22,000